Reserves- Schedule of Outstanding Warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of units, Beginning Balance | shares	4,000,000	4,000,000
Number of warrants, Exercised | shares	(4,000,000)
Number of units, Ending Balance | shares		4,000,000
Weighted average exercise price, Beginning balance | $	$ 19.17	$ 19.17
Weighted average exercise price, Vested and Settled | $	19.17
Weighted average exercise price, Ending balance | $		$ 19.17